Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized
	Year ended December 31
	2025	2024	2023
Cost of revenues	492	339	271
Research and development	520	513	485
Selling and marketing	18	26	87
General and administrative	2,078	2,260	1,097

Total share-based compensation	3,108	3,138	1,940

Schedule of share options activity
	2025		2024		2023
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	1,128,098	16.67	957,487	19.34	764,767	30.44
Options Granted	247,550	18.55	316,165	12.73	346,950	11.87
Options Exercised	(23,630)	12.52	(62,683)	13.65	-	-
Options Forfeited and/or expired	(104,710)	37.58	(82,871)	34.8	(154,230)	57.55

Outstanding options at end of year	1,247,308	15.36	1,128,098	16.67	957,487	19.34

Options Exercisable at end of year	730,708	15.38	550,159	20.79	462,045	26.25

Schedule of information about share options outstanding
	Options outstanding as of December 31, 2025
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

8.13-9.64	48,950	7.85	8.35
11.89-14.42	876,182	7.11	12.99
18.39-19.59	245,050	9.12	18.55
34.44-37.52	77,126	3.86	36.57
Total	1,247,308	7.33	15.36

	Options outstanding as of December 31, 2024
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

8.13-9.64	55,950	8.85	8.44
11.89-14.42	943,109	8.04	13.01
34.44-37.52	84,829	4.84	36.56
47.11-67.06	44,210	0.97	66.93
Total	1,128,098	7.56	16.67

Schedule of fair value assumptions
	December 31
	2025	2024	2023
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	62-66	61-62	61-77
Risk‑free interest rate (%)	3.89-5.19	3.87-5.03	2.1-5.36
Early exercise factor (%)	100-150	100-150	100-150
Weighted average share prices (Dollar)	18.55	12.73	10.71

Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share options activity
	RSUs 2025	RSUs 2024	RSUs 2023

Outstanding at beginning of year	48,940	32,714	42,013
Granted	21,950	30,481	9,100
Forfeited	(451)	(454)	(941)
Vested	(27,598)	(13,801)	(17,458)

Outstanding at the end of the period	42,841	48,940	32,714